Segmented information	12 Months Ended
Dec. 31, 2011
Segmented information
13.	Segmented information

The Company’s operations comprise one reportable segment being the exploration and development of uranium resource properties. The Company operates in the United States and Canada. Non-current assets segmented by geographic area are as follows:

	As of December 31, 2011
	United States	Canada	Total
	$	$	$

Restricted Cash	3,518,347	-	3,518,347
Mineral properties	31,583,674	523,667	32,107,341
Capital assets	3,534,309	-	3,534,309
Investment	2,654,673	-	2,654,673

	41,291,003	523,667	41,814,670

	As of December 31, 2010
	United States	Canada	Total
	$	$	$

Restricted Cash	3,845,050	-	3,845,050
Mineral properties	31,437,931	523,667	31,961,598
Capital assets	3,209,627	-	3,209,627
Investment	2,936,459	-	2,936,459

	41,429,067	523,667	41,952,734